DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	Years ended
	August 31,
	2019	2018
Revenue	$—	$49,920
Cost of revenue	—	(11,912)
Income Tax Provision	—	—
Gain from discontinued operations	$—	$38,008